FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Credit Risk
Credit Exposure
Company's exposure	$ 1,737	$ 1,599